RISK MANAGEMENT - Maximum exposure to credit risk - Financial instruments subject to impairment (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments subject to impairment
RISK MANAGEMENT
Loss Allowance	$ (16,924,276)	$ (11,077,725)
Total	214,645,445	212,922,513
Financial instruments subject to impairment | Stage 1
RISK MANAGEMENT
Loss Allowance	(3,525,671)	(2,130,787)
Total	191,707,881	198,721,451
Financial instruments subject to impairment | Stage 2
RISK MANAGEMENT
Loss Allowance	(3,063,121)	(1,552,470)
Total	16,574,810	8,771,093
Financial instruments subject to impairment | Stage 3
RISK MANAGEMENT
Loss Allowance	(10,335,484)	(7,394,468)
Total	6,362,754	5,429,969
Loans and Advances | Financial instruments subject to impairment
RISK MANAGEMENT
Maximum exposure	191,409,730	182,282,743
Loans and Advances | Financial instruments subject to impairment | Stage 1
RISK MANAGEMENT
Maximum exposure	156,253,029	159,769,601
Loans and Advances | Financial instruments subject to impairment | Stage 2
RISK MANAGEMENT
Maximum exposure	18,778,668	10,000,338
Loans and Advances | Financial instruments subject to impairment | Stage 3
RISK MANAGEMENT
Maximum exposure	16,378,033	12,512,804
Commercial
RISK MANAGEMENT
Maximum exposure	98,659,287	92,768,553
Commercial | Financial instruments subject to impairment
RISK MANAGEMENT
Maximum exposure	98,659,287	92,768,553
Commercial | Financial instruments subject to impairment | Stage 1
RISK MANAGEMENT
Maximum exposure	80,863,445	80,068,756
Commercial | Financial instruments subject to impairment | Stage 2
RISK MANAGEMENT
Maximum exposure	8,203,659	4,763,023
Commercial | Financial instruments subject to impairment | Stage 3
RISK MANAGEMENT
Maximum exposure	9,592,183	7,936,774
Consumer
RISK MANAGEMENT
Maximum exposure	41,055,939	39,700,670
Consumer | Financial instruments subject to impairment
RISK MANAGEMENT
Maximum exposure	41,055,939	39,700,670
Consumer | Financial instruments subject to impairment | Stage 1
RISK MANAGEMENT
Maximum exposure	33,766,023	35,957,631
Consumer | Financial instruments subject to impairment | Stage 2
RISK MANAGEMENT
Maximum exposure	4,599,535	1,969,289
Consumer | Financial instruments subject to impairment | Stage 3
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Maximum exposure	2,690,381	1,773,750
Mortgage
RISK MANAGEMENT
Maximum exposure	25,959,112	23,983,283
Mortgage | Financial instruments subject to impairment
RISK MANAGEMENT
Maximum exposure	25,959,112	23,983,283
Mortgage | Financial instruments subject to impairment | Stage 1
RISK MANAGEMENT
Maximum exposure	21,676,563	21,584,674
Mortgage | Financial instruments subject to impairment | Stage 2
RISK MANAGEMENT
Maximum exposure	3,093,690	1,340,380
Mortgage | Financial instruments subject to impairment | Stage 3
RISK MANAGEMENT
Maximum exposure	1,188,859	1,058,229
Small Business
RISK MANAGEMENT
Maximum exposure	1,232,075	1,279,408
Small Business | Financial instruments subject to impairment
RISK MANAGEMENT
Maximum exposure	1,232,075	1,279,408
Small Business | Financial instruments subject to impairment | Stage 1
RISK MANAGEMENT
Maximum exposure	965,822	1,088,656
Small Business | Financial instruments subject to impairment | Stage 2
RISK MANAGEMENT
Maximum exposure	109,655	70,219
Small Business | Financial instruments subject to impairment | Stage 3
RISK MANAGEMENT
Maximum exposure	156,598	120,533
Financial Leases
RISK MANAGEMENT
Maximum exposure	24,503,317	24,550,829
Financial Leases | Financial instruments subject to impairment
RISK MANAGEMENT
Maximum exposure	24,503,317	24,550,829
Financial Leases | Financial instruments subject to impairment | Stage 1
RISK MANAGEMENT
Maximum exposure	18,981,176	21,069,884
Financial Leases | Financial instruments subject to impairment | Stage 2
RISK MANAGEMENT
Maximum exposure	2,772,129	1,857,427
Financial Leases | Financial instruments subject to impairment | Stage 3
RISK MANAGEMENT
Maximum exposure	2,750,012	1,623,518
Off Balance Sheet Exposures | Financial instruments subject to impairment
RISK MANAGEMENT
Maximum exposure	40,159,991	41,717,495
Off Balance Sheet Exposures | Financial instruments subject to impairment | Stage 1
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Maximum exposure	38,980,523	41,082,637
Off Balance Sheet Exposures | Financial instruments subject to impairment | Stage 2
RISK MANAGEMENT
Maximum exposure	859,263	323,225
Off Balance Sheet Exposures | Financial instruments subject to impairment | Stage 3
RISK MANAGEMENT
Maximum exposure	320,205	311,633
Financial guarantee contracts | Financial instruments subject to impairment
RISK MANAGEMENT
Maximum exposure	7,632,331	5,190,537
Financial guarantee contracts | Financial instruments subject to impairment | Stage 1
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Maximum exposure	7,553,064	5,176,418
Financial guarantee contracts | Financial instruments subject to impairment | Stage 2
RISK MANAGEMENT
Maximum exposure	77,626	13,603
Financial guarantee contracts | Financial instruments subject to impairment | Stage 3
RISK MANAGEMENT
Maximum exposure	1,641	516
Loan commitments | Financial instruments subject to impairment
RISK MANAGEMENT
Maximum exposure	32,527,660	36,526,958
Loan commitments | Financial instruments subject to impairment | Stage 1
RISK MANAGEMENT
Maximum exposure	31,427,459	35,906,219
Loan commitments | Financial instruments subject to impairment | Stage 2
RISK MANAGEMENT
Maximum exposure	781,637	309,622
Loan commitments | Financial instruments subject to impairment | Stage 3
RISK MANAGEMENT
Maximum exposure	$ 318,564	$ 311,117